Northern Lights Variable Trust

TOPS® Capital Preservation ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Aggressive Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio.

Incorporated herein by reference is the definitive version of the prospectus for the TOPS®  Capital Preservation ETF Portfolio, TOPS®  Balanced ETF Portfolio, TOPS®  Moderate Growth ETF Portfolio, TOPS®  Growth ETF Portfolio, TOPS®  Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio and TOPS®  Managed Risk Growth ETF Portfolio, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 7, 2013 (SEC Accession No. 0000910472-13-001721).